General (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Losses from operations	$ 116,000		$ 112,000
Cash flows from operating activities	3,744	$ 6,144	11,130	$ 15,386	$ 23,611
Cash, cash equivalents, and short-term deposits	$ 6,700		$ 10,400